Changes In Accounting Policies	12 Months Ended
Dec. 31, 2025
Disclosure Of Changes In Accounting Policies [Abstract]
Changes In Accounting Policies

Note 4. Changes in Accounting Policies

(a)
Amendments to Existing Standards

The following amendment, effective for annual periods beginning on or after January 1, 2025, was adopted by the Company as of January 1, 2025. There were no adjustments or additional disclosures that resulted from the adoption of this amendment.

IAS 21 The Effects of Changes in Foreign Exchange Rates ("IAS 21")

In August 2023, the IASB issued amendments to IAS 21 which specifies how an entity should assess whether a currency is exchangeable and how to estimate the spot exchange rate when a currency is not exchangeable.

Under the amendment, a currency is considered to be exchangeable into another currency when an entity is able to obtain the other currency within a timeframe that allows for a normal administrative delay and through a market or exchange mechanism in which an exchange transaction would create enforceable rights and obligations. When a currency is not exchangeable, an entity estimates the spot rate as the rate at which an orderly transaction would take place between market participants at the measurement date that would reflect the prevailing economic conditions. An entity is required to disclose information that would enable users to evaluate when and how a currency's lack of exchangeability affects financial performance, financial positions, and cash flows of an entity.

(b)
New Accounting Pronouncements

The Company has reviewed the following new and revised accounting pronouncements that have been issued but are not yet effective.

(i) IFRS 9 Financial Instruments (“IFRS 9”) and IFRS 7 Financial Instruments: Disclosures (“IFRS 7”)

In May 2024, the IASB issued amendments to IFRS 9 and IFRS 7 to clarify that financial assets and financial liabilities are recognized and derecognized at settlement date except for regular way purchases or sales of financial assets and financial liabilities meeting conditions for new exception. The new exception permits companies to elect to derecognize certain financial liabilities settled via electronic payment systems earlier than the settlement date.

They also provide guidelines to assess contractual cash flow characteristics of financial assets, which apply to all contingent cash flows, including those arising from environmental, social, and governance (ESG)-linked features. Additionally, these amendments introduce new disclosure requirements and update others.

The amendment is effective for annual periods beginning on or after January 1, 2026. While Management is in the process of finalizing its analysis, it currently anticipates that the adoption of these amendments will not have a significant impact on the Company’s Financial Statements.

The Company adopted the amendments to IFRS 9 and IFRS 7 on January 1, 2026.

(ii)
IFRS 18 Presentation and Disclosure in Financial Statements ("IFRS 18")

On April 9, 2024, the IASB issued IFRS 18, the new standards on presentation and disclosure in financial statements. IFRS 18 will require defined subtotals in the consolidated statements of earnings, require disclosure of management-defined performance measures (“MPM”), provide principles for the aggregation and disaggregation of information, and improve comparability across entities and reporting periods. IFRS 18 will replace IAS 1, presentation of financial statements, and retains many of the existing principles in IAS 1. IFRS 18 will be effective for years beginning on or after January 1, 2027, with earlier application permitted. Retrospective application is required. The Company will adopt IFRS 18 and the related amendments on January 1, 2027.

The issuance of IFRS 18 had consequential amendments to other accounting standards as follows:

IAS 7 Statement of Cash Flows (“IAS 7”)

Narrow-scope amendments have been made to IAS 7, which include changing the starting point for determining cash flows from operations under the indirect method from ‘profit or loss’ to ‘operating profit or loss’. The optionality around classification of cash flows from dividends and interest in the statement of cash flows has also largely been removed.

IAS 33 Earnings per Share (“IAS 33”)

IAS 33 has been amended to include additional requirements that permit entities to disclose additional amounts per share, only if the numerator used in the calculation is an amount attributed to ordinary equity holders of the parent entity and a total or subtotal identified by IFRS 18, or MPM as defined by IFRS 18.

The Company is currently evaluating the impact of adopting IFRS 18 and the consequential amendments to other accounting standards on its Financial Statements.